Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities that are carried at fair value on a recurring basis
	December 31, 2022		December 31, 2021
	Level 2	Level 3	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$159	$-	$82	$-
Foreign exchange forward contracts designated as hedging instruments	3	-	910	-
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(38)	-	(89)	-
Foreign exchange forward contracts designated as hedging instruments	(1,640)	-	(60)	-
Convertible notes	-	1,894	-	-
Contingent consideration*	-	38,341	-	55,919
	$(1,516)	$40,235	$843	$55,919

Schedule of fair value measurements are estimated utilizing Level 3 inputs
	December 31,
	2022	2021
	(U.S. $ in thousands)
Fair value at the beginning of the period	$55,919	$37,400
Acquisitions	-	17,985
Revaluation of Contingent considerations and other adjustment	(14,824)	534
Settlements of Contingent considerations	(2,754)	-
Fair value at the end of the period	$38,341	$55,919